UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number		811-10599

Tax-Managed Small-Cap Value Portfolio
(Exact name of registrant as specified in charter)

The Eaton Vance Building, 255 State Street, Boston, Massachusetts		02109
(Address of principal executive offices)		(Zip code)

Alan R. Dynner, Esq. Eaton Vance Management, 255 State Street, Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code:		(617) 482-8260

Date of fiscal year end:	October 31

Date of reporting period:	July 31, 2006

Item 1. Schedule of Investments

Tax-Managed Small-Cap Value Portfolio                                                                                           as of July 31, 2006

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 94.1%

Security	Shares	Value
Aerospace & Defense — 1.4%
K&F Industries Holdings, Inc. (1)	45,800	$733,716
		$733,716
Auto Components — 2.3%
BorgWarner, Inc.	20,500	1,230,000
		$1,230,000
Chemicals — 2.9%
RPM International, Inc.	82,500	1,546,050
		$1,546,050
Commercial Banks — 5.1%
First Midwest Bancorp, Inc.	28,000	999,600
Provident Bankshares Corp.	31,200	1,147,224
Umpqua Holdings Corp.	20,000	521,800
		$2,668,624
Communications Equipment — 1.8%
Bel Fuse, Inc. Class B	30,400	960,336
		$960,336
Construction & Engineering — 2.0%
Granite Construction, Inc.	24,000	1,043,760
		$1,043,760
Containers & Packaging — 3.3%
AptarGroup, Inc.	34,000	1,751,000
		$1,751,000
Electrical Equipment — 5.3%
A.O. Smith Corp.	25,000	1,071,500
Belden CDT, Inc.	53,400	1,732,830
		$2,804,330
Electronic Equipment & Instruments — 1.8%
Technitrol, Inc.	38,000	941,640
		$941,640
Energy Equipment & Services — 8.4%
Bristow Group, Inc. (1)	22,900	776,081
Grey Wolf, Inc. (1)	125,800	963,628
Lone Star Technologies, Inc. (1)	10,600	499,260
Maverick Tube Corp. (1)	16,800	1,071,672
NS Group, Inc. (1)	10,800	546,264
Pioneer Drilling Co. (1)	35,500	542,085
		$4,398,990

Food & Staples Retailing — 4.7%
BJ’s Wholesale Club, Inc. (1)	45,000	$1,281,600
Performance Food Group Co. (1)	26,900	749,703
SUPERVALU, Inc.	16,500	447,315
		$2,478,618
Gas Utilities — 6.7%
Piedmont Natural Gas Co., Inc.	74,000	1,904,760
Questar Corp.	18,000	1,594,800
		$3,499,560
Health Care Equipment & Supplies — 6.5%
CONMED Corp. (1)	44,000	877,800
PolyMedica Corp.	25,600	990,976
West Pharmaceutical Services, Inc.	40,500	1,571,400
		$3,440,176
Health Care Providers & Services — 2.7%
Owens & Minor, Inc.	47,500	1,434,975
		$1,434,975
Hotels, Restaurants & Leisure — 3.5%
Applebee’s International, Inc.	28,500	506,160
CBRL Group, Inc.	13,800	450,846
Landry’s Restaurants, Inc.	30,700	868,503
		$1,825,509
Household Durables — 2.0%
Tupperware Brands Corp.	60,000	1,035,600
		$1,035,600
Household Products — 4.5%
Church & Dwight Co., Inc.	65,000	2,372,500
		$2,372,500
Industrial Conglomerates — 2.7%
Teleflex, Inc.	24,500	1,398,705
		$1,398,705
Insurance — 4.5%
IPC Holdings Ltd.	24,700	710,125
Protective Life Corp.	35,500	1,644,005
		$2,354,130
Leisure Equipment & Products — 2.5%
RC2 Corp. (1)	38,500	1,303,995
		$1,303,995

2

Machinery — 4.4%
Albany International Corp., Class A	43,000	$1,544,990
CLARCOR, Inc.	27,700	787,511
		$2,332,501
Oil, Gas & Consumable Fuels — 6.4%
Cimarex Energy Co.	20,200	824,766
Helix Energy Solutions Group, Inc. (1)	8,414	328,062
Newfield Exploration Co. (1)	23,200	1,076,016
OMI Corp.	51,500	1,136,090
		$3,364,934
Personal Products — 1.0%
Chattem, Inc. (1)	16,000	542,880
		$542,880
Road & Rail — 3.7%
Arkansas Best Corp.	32,500	1,443,975
YRC Worldwide, Inc. (1)	12,800	509,184
		$1,953,159
Semiconductors & Semiconductor Equipment — 2.0%
ON Semiconductor Corp. (1)	164,600	1,035,334
		$1,035,334
Specialty Retail — 2.0%
Claire’s Stores, Inc.	42,800	1,071,284
		$1,071,284
Total Common Stocks (identified cost $35,539,565)		$49,522,306
Total Investments — 94.1% (identified cost $35,539,565)		$49,522,306
Other Assets, Less Liabilities — 5.9%		$3,092,420
Net Assets — 100.0%		$52,614,726

(1)	Non-income producing security.

The Portfolio did not have any open financial instruments at July 31, 2006.

The cost and unrealized appreciation (depreciation) in value of the investments owned at July 31, 2006, as computed on a federal income tax basis, were as follows:

Aggregate cost	$35,539,565
Gross unrealized appreciation	$14,266,340
Gross unrealized depreciation	(283,599)
Net unrealized appreciation	$13,982,741

3

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Tax-Managed Small-Cap Value Portfolio

By:	/s/ James B. Hawkes
James B. Hawkes
President and Principal Executive Officer

Date:	September 20, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James B. Hawkes
James B. Hawkes
President and Principal Executive Officer

Date:	September 20, 2006

By:	/s/ Michelle A. Green
Michelle A. Green
Treasurer and Principal Financial Officer

Date:	September 20, 2006